Stockholders' Equity - Summary of Common Stock Issuances Related to the Warrant Exercises (Details) - shares	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Stockholders' Equity
Warrants outstanding upon Closing	24,876,512	24,876,512
Warrants exercised to date	18,897,070	9,598,538
Warrants outstanding	5,979,442	15,277,974
Aggregated common shares issuable upon exercise of warrants	18,657,384	18,657,384
Common shares issued upon exercise of warrants	14,172,780	7,198,898
Remaining common shares issuable upon exercise of warrants	4,484,604	11,458,486